Assets held for sale (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 52,916	$ 49,068	$ 49,523
Buildings and construction
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	22,394	18,920	18,920
Land [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	29,563	27,310	27,765
Other Assets [Member]
Disclosure of assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 959	$ 2,839	$ 2,838